COMMITMENTS AND CONTINGENCIES	12 Months Ended
Aug. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Commitments Contingencies	Commitments and Contingencies
Indemnifications and Guarantees
In the normal course of business and in conjunction with certain client engagements, we have entered into contractual arrangements through which we may be obligated to indemnify clients with respect to certain matters. These arrangements with clients can include provisions whereby we have joint and several liability in relation to the performance of certain contractual obligations along with third parties also providing services and products for a specific project. In addition, our consulting arrangements may include warranty provisions that our solutions will substantially operate in accordance with the applicable system requirements. Indemnification provisions are also included in arrangements under which we agree to hold the indemnified party harmless with respect to third-party claims related to such matters as title to assets sold or licensed or certain intellectual property rights.
Typically, we have contractual recourse against third parties for certain payments we made in connection with arrangements where third-party nonperformance has given rise to the client’s claim. Payments we made under any of the arrangements described above are generally conditioned on the client making a claim, which may be disputed by us typically under dispute resolution procedures specified in the particular arrangement. The limitations of liability under these arrangements may be expressly limited or may not be expressly specified in terms of time and/or amount.
As of August 31, 2023 and 2022, our aggregate potential liability to our clients for expressly limited guarantees involving the performance of third parties was approximately $1,793,000 and $1,349,000, respectively, of which all but approximately $51,000 and $49,000, respectively, may be recovered from the other third parties if we are obligated to make payments to the indemnified parties as a consequence of a performance default by the other third parties. For arrangements with unspecified limitations, we cannot reasonably estimate the aggregate maximum potential liability, as it is inherently difficult to predict the maximum potential amount of such payments, due to the conditional nature and unique facts of each particular arrangement.
As of August 31, 2023 and 2022, we have issued or provided guarantees in the form of letters of credit and surety bonds of $1,294,653 and $1,116,298, respectively, the majority of which support certain contracts that require us to provide them as a guarantee of our performance. These guarantees are typically renewed annually and remain in place until the contractual obligations are satisfied. In general, we would only be liable for these guarantees in the event we defaulted in performing our obligations under each contract, the probability of which we believe is remote.
To date, we have not been required to make any significant payment under any of the arrangements described above. We have assessed the current status of performance/payment risk related to arrangements with limited guarantees, warranty obligations, unspecified limitations, indemnification provisions, letters of credit and surety bonds, and believe that any potential payments would be immaterial to the Consolidated Financial Statements, as a whole.
Legal Contingencies
As of August 31, 2023, we or our present personnel had been named as a defendant in various litigation matters. We and/or our personnel also from time to time are involved in investigations by various regulatory or legal authorities concerning matters arising in the course of our business around the world. Based on the present status of these matters, except as otherwise noted below, management believes the range of reasonably possible losses in addition to amounts accrued, net of insurance recoveries, will not have a material effect on our results of operations or financial condition.
On July 24, 2019, Accenture was named in a putative class action lawsuit filed by consumers of Marriott International, Inc. (“Marriott”) in the U.S. District Court for the District of Maryland. The complaint alleges negligence by us, and seeks monetary damages, costs and attorneys’ fees and other related relief, relating to a data security incident involving unauthorized access to the reservations database of Starwood Worldwide Resorts, Inc. (“Starwood”), which was acquired by Marriott on September 23, 2016. Since 2009, we have provided certain IT infrastructure outsourcing services to Starwood. On October 27, 2020, the court issued an order largely denying Accenture’s motion to dismiss the claims against us. On May 3, 2022, the court issued an order granting in part the plaintiffs’ motion for class certification, which we appealed. On August 17, 2023, the appeals court vacated the class certification and remanded the case to the district court for consideration of, among other things, the class action waiver signed by Starwood customer plaintiffs. We continue to believe the lawsuit is without merit and we will vigorously defend it. At present, we do not believe any losses from this matter will have a material effect on our results of operations or financial condition.
After Accenture Federal Services (“AFS”) made a voluntary disclosure to the U.S. government, the U.S. Department of Justice (“DOJ”) initiated a civil and criminal investigation concerning whether one or more employees provided inaccurate submissions to an assessor who was evaluating on behalf of the U.S. government an AFS service offering and whether the service offering fully implemented required federal security controls. AFS is responding to an administrative subpoena and cooperating with DOJ’s investigation. This matter could subject us to adverse consequences as described in Part I, Item 1A, Risk Factors – “Our work with government clients exposes us to additional risks inherent in the government contracting environment”. We cannot at this time determine when or how this matter will be resolved or estimate the cost or range of costs that are reasonably likely to be incurred in connection with this matter.